LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Supplemental Balance Sheet and Additional Information

	December 31,
In millions	2023	2022	Balance Sheet Location
Assets
Operating	$24.8	$32.4	Other assets
Finance(1)	$0.7	$0.6	Property, plant and equipment, net
Total lease assets	$25.5	$33.0
Liabilities
Current
Operating	$7.1	$9.0	Other accrued expenses
Finance	$0.3	$0.4	Other accrued expenses
Long-term
Operating	$18.5	$23.2	Other liabilities
Finance	$0.5	$0.7	Other liabilities
Total lease liabilities	$26.4	$33.3
(1)	Finance lease assets were recorded net of accumulated amortization of $0.9 million and $1.3 million at December 31, 2023 and 2022.

Schedule of Supplemental Cash Flow and Other Information

	Years ended December 31,
In millions	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8.8	$9.4	$9.4
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$11.8	$7.4	$14.7
Finance leases	$0.2	$0.8	$1.0

Schedule of Supplemental Cash Flow and Other Information Related to Leases

	December 31,
	2023	2022
Weighted-average remaining lease term (in years)
Operating leases	4.2	3.8
Finance leases	3.2	3.6
Weighted-average discount rate
Operating leases	4.9%	3.4%
Finance leases	2.2%	1.5%

Summary of Future Minimum Lease Payments Due to Operating Leases

	Finance	Operating
In millions	Leases	Leases
2024	$0.4	$8.1
2025	0.2	6.8
2026	0.1	6.0
2027	0.1	3.6
2028	0.1	2.0
After 2028	—	2.1
Total minimum lease payments	0.9	28.6
Interest	(0.1)	(3.0)
Present value of net minimum lease payments	$0.8	$25.6

Summary of Future Minimum Lease Payments Due to Finance Leases

	Finance	Operating
In millions	Leases	Leases
2024	$0.4	$8.1
2025	0.2	6.8
2026	0.1	6.0
2027	0.1	3.6
2028	0.1	2.0
After 2028	—	2.1
Total minimum lease payments	0.9	28.6
Interest	(0.1)	(3.0)
Present value of net minimum lease payments	$0.8	$25.6